Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 01, 2022
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 53,212	$ 41,583
Loans to financial advisors	2,716	2,723
Fee- and commission-related receivables	2,409	2,231
Finance lease receivables	6,675	5,934
Settlement and clearing accounts	380	430
Accrued interest income	2,314	2,196
Other	4,321	4,182
Total other financial assets measured at amortized cost	72,025	$ 59,279
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost	6,900
Reclassification of financial assets to Other financial assets measured at amortized cost	449
Reclassification of financial assets to Other financial assets measured at amortized cost, net of tax	$ 333
Carrying amount of financial assets reclassified out of fair value through other comprehensive income category into amortised cost category			$ 7,400